OTHER CURRENT ASSETS (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2021	Dec. 31, 2020
OTHER CURRENT ASSETS
Prepaid frequency license fees - current portion (Note 34c.i)	Rp 4,923	Rp 4,554
Advances	683	1,339
Prepaid salaries	170	272
Prepaid rental	185	180
Others (each below Rp75 billion)	401	202
Total	Rp 6,362	Rp 6,547